Borrowings and financial liabilities - BPI France repayable advance, BIO101 project (Details) - EUR (€)	Dec. 31, 2023	Nov. 19, 2021	Jun. 30, 2021	Apr. 30, 2020	Nov. 28, 2016
Disclosure of financial liabilities [line items]
Amount of agreement		€ 10,000,000	€ 32,000,000	€ 24,000,000
BPI - BIO101
Disclosure of financial liabilities [line items]
Amount of agreement					€ 1,100,000
BPI - BIO101 | Until March 31, 2024
Disclosure of financial liabilities [line items]
Original repayment schedule amounts, quarterly	€ 55,000